Related Party Transactions - RIF Transaction (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Investment That Can Be Called [Member]
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction		15.00%
Put by Rif Transaction [Member]
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction		3.175%
Gelesis
Related Party Transaction [Line Items]
Loan from related party			$ 5,664	$ 109
Gelesis | Equity Investment That Can Be Called [Member]
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction			15.00%
Gelesis | Put by Rif Transaction [Member]
Related Party Transaction [Line Items]
Annual interest rate in connection with transaction			3.175%
Gelesis | RIF Transaction
Related Party Transaction [Line Items]
Proceeds from sale of equity investment	$ 12,300
Equity interest held by related party			20.00%
Loan from related party			$ 18,400
Fixed interest rate on loan			6.35%
Gelesis | One S.r.l [Member]
Related Party Transaction [Line Items]
Loan from related party			$ 100	$ 3,000